UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Strategic Dividend & Income® Fund

Semi-Annual Report
May 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary May 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds.
Top Holdings (% of Fund's net assets)
(excluding cash equivalents)
Procter & Gamble Co.	2.3
Prologis (REIT), Inc.	2.0
The Coca-Cola Co.	1.9
Merck & Co., Inc.	1.9
Cisco Systems, Inc.	1.7
AbbVie, Inc.	1.7
PepsiCo, Inc.	1.7
Equinix, Inc.	1.6
McDonald's Corp.	1.5
NextEra Energy, Inc.	1.3
17.6

Market Sectors (% of Fund's net assets)

Financials	21.8
Real Estate	15.1
Health Care	12.3
Consumer Staples	10.8
Information Technology	9.5
Industrials	7.3
Utilities	6.5
Communication Services	4.9
Consumer Discretionary	4.0
Energy	3.1
Materials	1.5

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

An unaudited holdings listing for the fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments May 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 11.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 10.5%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.0%
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)	91,000	88,953

Entertainment - 0.2%
Liberty Media Corp. 0.5% 12/1/50 (b)	461,000	478,637
Liberty Media Corp. Liberty Formula One 2.25% 8/15/27 (b)	3,517,000	3,666,473
Live Nation Entertainment, Inc. 3.125% 1/15/29 (b)	4,625,000	4,826,188
Spotify U.S.A., Inc. 0% 3/15/26	1,000,000	852,000
Zynga, Inc. 0% 12/15/26	1,969,000	1,575,200
		11,398,498
Interactive Media & Services - 0.5%
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)	1,332,000	1,153,912
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)	1,345,000	1,112,181
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)	5,891,000	4,430,032
Snap, Inc.:
0% 5/1/27	4,040,000	2,920,920
0.125% 3/1/28	13,583,000	9,521,683
0.25% 5/1/25	1,118,000	1,048,684
0.75% 8/1/26	1,690,000	1,503,255
TripAdvisor, Inc. 0.25% 4/1/26	2,312,000	1,917,804
		23,608,471
Media - 0.3%
Cable One, Inc. 0% 3/15/26	102,000	82,569
DISH Network Corp.:
0% 12/15/25	3,891,000	1,780,133
2.375% 3/15/24	2,141,000	1,846,613
3.375% 8/15/26	9,032,000	4,053,562
Gannett Co., Inc. 4.75% 4/15/24	1,250,000	949,998
Liberty Broadband Corp. 3.125% 3/31/53 (b)	3,830,000	3,627,010
Liberty Interactive LLC 1.75% 9/30/46 (b)	673,000	639,754
Liberty Media Corp. 3.75% 3/15/28 (b)	2,300,000	2,316,100
Magnite, Inc. 0.25% 3/15/26	2,907,000	2,420,078
TechTarget, Inc. 0% 12/15/26	120,000	94,615
		17,810,432
TOTAL COMMUNICATION SERVICES		52,906,354

CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.0%
LCI Industries 1.125% 5/15/26	50,000	45,225
Patrick Industries, Inc. 1.75% 12/1/28	2,900,000	2,566,500
		2,611,725
Automobiles - 0.2%
Ford Motor Co. 0% 3/15/26	3,459,000	3,372,525
Rivian Automotive, Inc. 4.625% 3/15/29 (b)	5,870,000	5,908,155
Winnebago Industries, Inc. 1.5% 4/1/25	1,544,000	1,668,292
		10,948,972
Broadline Retail - 0.1%
Etsy, Inc.:
0.125% 10/1/26	2,165,000	2,510,318
0.125% 9/1/27	1,999,000	1,627,932
0.25% 6/15/28	90,000	68,085
		4,206,335
Diversified Consumer Services - 0.0%
2U, Inc. 2.25% 5/1/25	127,000	83,861

Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. 0% 3/15/26	2,689,000	2,328,674
Booking Holdings, Inc. 0.75% 5/1/25	3,641,000	5,161,148
Carnival Corp. 5.75% 12/1/27 (b)	3,150,000	3,685,500
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	2,891,000	2,498,908
DraftKings, Inc. 0% 3/15/28	23,230,000	17,155,355
Expedia, Inc. 0% 2/15/26	90,000	78,870
Marriott Vacations Worldwide Corp.:
0% 1/15/26	100,000	93,400
3.25% 12/15/27(b)	3,000,000	2,847,000
NCL Corp. Ltd.:
1.125% 2/15/27	1,384,000	1,076,890
2.5% 2/15/27	1,153,000	929,318
5.375% 8/1/25	66,000	73,260
Penn Entertainment, Inc. 2.75% 5/15/26	1,590,000	2,020,095
Royal Caribbean Cruises Ltd. 6% 8/15/25 (b)	3,535,000	6,315,278
		44,263,696
Leisure Products - 0.1%
Peloton Interactive, Inc. 0% 2/15/26	4,891,000	3,583,070
Topgolf Callaway Brands Corp. 2.75% 5/1/26	1,522,000	1,799,765
		5,382,835
Specialty Retail - 0.2%
Burlington Stores, Inc. 2.25% 4/15/25	75,000	75,094
National Vision Holdings, Inc. 2.5% 5/15/25	1,398,000	1,483,278
The RealReal, Inc. 1% 3/1/28	853,000	349,730
Wayfair LLC:
0.625% 10/1/25	9,136,000	7,491,520
1.125% 11/1/24	329,000	304,325
		9,703,947
TOTAL CONSUMER DISCRETIONARY		77,201,371

CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Chefs' Warehouse Holdings 2.375% 12/15/28 (b)	1,700,000	1,680,444

Food Products - 0.1%
Freshpet, Inc. 3% 4/1/28 (b)	750,000	824,250
Post Holdings, Inc. 2.5% 8/15/27 (b)	1,250,000	1,265,875
		2,090,125
Tobacco - 0.1%
Turning Point Brands, Inc. 2.5% 7/15/24	6,672,000	6,343,369

TOTAL CONSUMER STAPLES		10,113,938

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
CNX Resources Corp. 2.25% 5/1/26	1,322,000	1,763,548
EQT Corp. 1.75% 5/1/26	2,638,000	6,299,808
Northern Oil & Gas, Inc. 3.625% 4/15/29 (b)	7,158,000	7,434,565
Peabody Energy Corp. 3.25% 3/1/28	864,000	1,043,280
Pioneer Natural Resources Co. 0.25% 5/15/25	2,853,000	5,952,785
		22,493,986
FINANCIALS - 0.3%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.5% 6/1/26	113,000	78,603

Consumer Finance - 0.2%
EZCORP, Inc. 3.75% 12/15/29 (b)	480,000	471,164
LendingTree, Inc. 0.5% 7/15/25	4,416,000	3,113,280
SoFi Technologies, Inc. 0% 10/15/26 (b)	4,380,000	3,271,860
		6,856,304
Financial Services - 0.1%
Affirm Holdings, Inc. 0% 11/15/26	2,090,000	1,405,525
Block, Inc.:
0% 5/1/26	86,000	71,079
0.125% 3/1/25	69,000	63,653
0.25% 11/1/27	132,000	100,650
Repay Holdings Corp. 0% 2/1/26 (b)	977,000	780,268
Shift4 Payments, Inc.:
0% 12/15/25	1,458,000	1,525,797
0.5% 8/1/27	2,318,000	1,999,275
		5,946,247
TOTAL FINANCIALS		12,881,154

HEALTH CARE - 1.5%
Biotechnology - 0.4%
Alnylam Pharmaceuticals, Inc. 1% 9/15/27 (b)	3,375,000	3,206,250
BridgeBio Pharma, Inc. 2.25% 2/1/29	4,950,000	2,991,780
Cerevel Therapeutics Holdings 2.5% 8/15/27 (b)	650,000	636,350
Coherus BioSciences, Inc. 1.5% 4/15/26	80,000	48,621
Dynavax Technologies Corp. 2.5% 5/15/26	100,000	129,300
Exact Sciences Corp.:
0.375% 3/15/27	101,000	101,253
0.375% 3/1/28	102,000	97,981
1% 1/15/25	68,000	85,721
2% 3/1/30(b)	3,436,000	4,310,462
Halozyme Therapeutics, Inc. 1% 8/15/28 (b)	1,220,000	1,068,263
Insmed, Inc.:
0.75% 6/1/28	1,200,000	963,000
1.75% 1/15/25	750,000	689,625
Mirum Pharmaceuticals, Inc. 4% 5/1/29 (b)	960,000	1,086,240
Natera, Inc. 2.25% 5/1/27	578,000	814,980
Sarepta Therapeutics, Inc.:
1.25% 9/15/27(b)	3,375,000	3,864,375
1.5% 11/15/24	320,000	578,208
		20,672,409
Health Care Equipment & Supplies - 0.7%
CONMED Corp. 2.25% 6/15/27 (b)	1,080,000	1,142,640
DexCom, Inc.:
0.25% 11/15/25	3,728,000	3,879,357
0.375% 5/15/28(b)	3,690,000	3,662,325
0.75% 12/1/23	2,055,000	5,857,778
Envista Holdings Corp. 2.375% 6/1/25	1,879,000	2,995,878
Glaukos Corp. 2.75% 6/15/27	830,000	1,108,569
Haemonetics Corp. 0% 3/1/26	100,000	85,310
Insulet Corp. 0.375% 9/1/26	2,302,000	3,057,056
Integer Holdings Corp. 2.125% 2/15/28 (b)	4,146,000	4,697,418
Integra LifeSciences Holdings Corp. 0.5% 8/15/25	1,458,000	1,310,013
Lantheus Holdings, Inc. 2.625% 12/15/27 (b)	1,200,000	1,596,000
LivaNova U.S.A., Inc. 3% 12/15/25	1,360,000	1,377,000
Mesa Laboratories, Inc. 1.375% 8/15/25	566,000	496,325
Nevro Corp. 2.75% 4/1/25	343,000	314,874
NuVasive, Inc. 0.375% 3/15/25	1,750,000	1,565,375
Omnicell, Inc. 0.25% 9/15/25	959,000	961,398
TransMedics Group, Inc. 1.5% 6/1/28 (b)	2,210,000	2,310,776
Varex Imaging Corp. 4% 6/1/25	100,000	121,750
		36,539,842
Health Care Providers & Services - 0.1%
Accolade, Inc. 0.5% 4/1/26	6,166,000	4,963,630
Guardant Health, Inc. 0% 11/15/27	1,804,000	1,256,125
NeoGenomics, Inc. 1.25% 5/1/25	420,000	394,013
		6,613,768
Health Care Technology - 0.1%
Health Catalyst, Inc. 2.5% 4/15/25	724,000	680,126
Nextgen Healthcare, Inc. 3.75% 11/15/27 (b)	1,990,000	1,905,539
Teladoc Health, Inc. 1.25% 6/1/27	2,204,000	1,749,834
Veradigm, Inc. 0.875% 1/1/27	1,444,000	1,536,055
		5,871,554
Life Sciences Tools & Services - 0.1%
Nanostring Technologies, Inc. 2.625% 3/1/25	894,000	709,633
Repligen Corp. 0.375% 7/15/24	960,000	1,453,824
		2,163,457
Pharmaceuticals - 0.1%
Innoviva, Inc. 2.125% 3/15/28	80,000	65,606
Jazz Investments I Ltd. 2% 6/15/26	3,156,000	3,254,625
		3,320,231
TOTAL HEALTH CARE		75,181,261

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Parsons Corp. 0.25% 8/15/25	2,343,000	2,571,443

Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. 1.125% 10/15/24	776,500	724,630

Construction & Engineering - 0.1%
Granite Construction, Inc. 3.75% 5/15/28 (b)	1,900,000	1,953,844

Electrical Equipment - 0.2%
Array Technologies, Inc. 1% 12/1/28	1,692,000	1,901,808
Bloom Energy Corp. 3% 6/1/28 (b)	1,110,000	1,132,866
Stem, Inc. 4.25% 4/1/30 (b)	2,660,000	2,569,560
Sunrun, Inc. 0% 2/1/26	995,000	674,113
TPI Composites, Inc. 5.25% 3/15/28 (b)	2,914,000	2,858,634
		9,136,981
Ground Transportation - 0.0%
Lyft, Inc. 1.5% 5/15/25	2,051,000	1,839,747
Uber Technologies, Inc. 0% 12/15/25	74,000	66,374
		1,906,121
Machinery - 0.1%
John Bean Technologies Corp. 0.25% 5/15/26	1,444,000	1,319,816
Middleby Corp. 1% 9/1/25	3,740,000	4,335,809
		5,655,625
Passenger Airlines - 0.1%
American Airlines Group, Inc. 6.5% 7/1/25	2,986,000	3,450,469
JetBlue Airways Corp. 0.5% 4/1/26	2,204,000	1,714,823
Southwest Airlines Co. 1.25% 5/1/25	1,486,000	1,574,417
		6,739,709
Professional Services - 0.1%
Ceridian HCM Holding, Inc. 0.25% 3/15/26	1,601,000	1,405,838
KBR, Inc. 2.5% 11/1/23	1,210,000	2,810,830
		4,216,668
Trading Companies & Distributors - 0.0%
Xometry, Inc. 1% 2/1/27	590,000	423,620

TOTAL INDUSTRIALS		33,328,641

INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.1%
Lumentum Holdings, Inc.:
0.25% 3/15/24	1,309,000	1,348,925
0.5% 12/15/26	1,359,000	1,189,125
0.5% 6/15/28	90,000	69,129
		2,607,179
Electronic Equipment, Instruments & Components - 0.0%
Insight Enterprises, Inc. 0.75% 2/15/25	1,116,000	2,211,912
Par Technology Corp. 1.5% 10/15/27	98,000	78,057
		2,289,969
IT Services - 0.9%
Akamai Technologies, Inc.:
0.125% 5/1/25	3,622,000	3,939,420
0.375% 9/1/27	3,217,000	3,177,132
BigCommerce Holdings, Inc. 0.25% 10/1/26	4,640,000	3,568,160
Cloudflare, Inc. 0% 8/15/26	3,064,000	2,633,508
Digitalocean Holdings, Inc. 0% 12/1/26	6,517,000	5,079,350
Fastly, Inc. 0% 3/15/26	5,582,000	4,593,986
MongoDB, Inc. 0.25% 1/15/26	3,669,000	5,518,176
Okta, Inc.:
0.125% 9/1/25	3,884,000	3,569,396
0.375% 6/15/26	4,821,000	4,191,860
Perficient, Inc. 0.125% 11/15/26	1,910,000	1,551,875
Shopify, Inc. 0.125% 11/1/25	3,600,000	3,236,400
Wix.com Ltd. 0% 8/15/25	2,957,000	2,556,327
		43,615,590
Semiconductors & Semiconductor Equipment - 0.4%
Enphase Energy, Inc.:
0% 3/1/26	80,000	76,694
0% 3/1/28	60,000	57,673
onsemi:
0% 5/1/27	4,073,000	6,728,596
0.5% 3/1/29(b)	6,220,000	6,539,086
Semtech Corp. 1.625% 11/1/27 (b)	1,583,000	1,366,921
SolarEdge Technologies, Inc. 0% 9/15/25	1,315,000	1,636,518
Veeco Instruments, Inc. 2.875% 6/1/29 (b)	370,000	398,490
Wolfspeed, Inc.:
0.25% 2/15/28	810,000	582,390
1.75% 5/1/26	385,000	473,550
1.875% 12/1/29(b)	5,352,000	3,906,960
		21,766,878
Software - 2.5%
Altair Engineering, Inc.:
0.25% 6/1/24	1,265,000	1,996,803
1.75% 6/15/27(b)	2,650,000	3,128,325
Avalara, Inc. 0.25% 8/1/26	1,550,000	1,546,125
Bentley Systems, Inc.:
0.125% 1/15/26	1,500,000	1,486,010
0.375% 7/1/27	3,350,000	2,934,765
Bill Holdings, Inc.:
0% 12/1/25	120,000	120,000
0% 4/1/27	3,021,000	2,441,346
BlackLine, Inc.:
0% 3/15/26	4,350,000	3,673,031
0.125% 8/1/24	3,152,000	3,124,230
Box, Inc. 0% 1/15/26	1,657,000	2,009,113
Cerence, Inc. 3% 6/1/25	559,000	586,703
Confluent, Inc. 0% 1/15/27	6,658,000	5,376,335
CyberArk Software Ltd. 0% 11/15/24	1,858,000	2,121,602
Datadog, Inc. 0.125% 6/15/25	1,316,000	1,600,914
Dropbox, Inc.:
0% 3/1/26	797,000	721,285
0% 3/1/28	811,000	727,873
Everbridge, Inc.:
0% 3/15/26	2,842,000	2,351,755
0.125% 12/15/24	1,856,000	1,665,760
Guidewire Software, Inc. 1.25% 3/15/25	1,087,000	1,069,065
HubSpot, Inc. 0.375% 6/1/25	3,440,000	6,393,240
InterDigital, Inc. 3.5% 6/1/27 (b)	1,400,000	1,711,500
LivePerson, Inc. 0% 12/15/26	4,078,000	2,608,856
MicroStrategy, Inc.:
0% 2/15/27	12,290,000	7,222,099
0.75% 12/15/25	2,925,000	2,869,269
Model N, Inc. 1.875% 3/15/28 (b)	1,140,000	1,135,943
Pagerduty, Inc. 1.25% 7/1/25	645,000	655,514
Palo Alto Networks, Inc. 0.375% 6/1/25	9,284,000	19,974,526
Pegasystems, Inc. 0.75% 3/1/25	653,000	594,685
Porch Group, Inc. 0.75% 9/15/26 (b)	2,874,000	1,107,408
Progress Software Corp. 1% 4/15/26	2,055,000	2,306,738
Q2 Holdings, Inc. 0.75% 6/1/26	1,070,000	908,216
Rapid7, Inc.:
0.25% 3/15/27	4,475,000	4,027,500
2.25% 5/1/25	1,439,000	1,497,999
RingCentral, Inc.:
0% 3/1/25	2,529,000	2,312,518
0% 3/15/26	1,771,000	1,472,587
Splunk, Inc.:
1.125% 9/15/25	2,760,000	2,704,800
1.125% 6/15/27	2,002,000	1,717,716
Tyler Technologies, Inc. 0.25% 3/15/26	6,074,000	6,171,184
Unity Software, Inc. 0% 11/15/26	11,936,000	9,393,632
Varonis Systems, Inc. 1.25% 8/15/25	1,169,000	1,287,069
Verint Systems, Inc. 0.25% 4/15/26	743,000	659,877
Veritone, Inc. 1.75% 11/15/26	139,000	91,740
Workiva, Inc. 1.125% 8/15/26	4,195,000	5,726,175
Zscaler, Inc. 0.125% 7/1/25	3,524,000	3,955,690
		127,187,521
TOTAL INFORMATION TECHNOLOGY		197,467,137

MATERIALS - 0.1%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25	522,000	1,412,271

Metals & Mining - 0.1%
MP Materials Corp. 0.25% 4/1/26 (b)	3,320,000	2,857,192
United States Steel Corp. 5% 11/1/26	628,000	1,059,750
		3,916,942
TOTAL MATERIALS		5,329,213

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Pebblebrook Hotel Trust 1.75% 12/15/26	120,000	101,328
Summit Hotel Properties, Inc. 1.5% 2/15/26	77,000	65,981
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)	1,159,000	1,104,528
Uniti Group, Inc. 7.5% 12/1/27 (b)	1,020,000	759,390
Welltower OP LLC 2.75% 5/15/28 (b)	2,950,000	2,908,700
		4,939,927
Real Estate Management & Development - 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	84,000	59,798
Redfin Corp.:
0% 10/15/25	192,000	154,080
0.5% 4/1/27	5,764,000	3,944,882
Zillow Group, Inc.:
1.375% 9/1/26	3,708,000	4,444,038
2.75% 5/15/25	67,000	68,876
		8,671,674
TOTAL REAL ESTATE		13,611,601

UTILITIES - 0.6%
Electric Utilities - 0.5%
Alliant Energy Corp. 3.875% 3/15/26 (b)	1,160,000	1,164,666
Duke Energy Corp. 4.125% 4/15/26 (b)	6,170,000	6,108,300
FirstEnergy Corp. 4% 5/1/26 (b)	3,320,000	3,308,380
NRG Energy, Inc. 2.75% 6/1/48	1,829,000	1,871,067
PPL Capital Funding, Inc. 2.875% 3/15/28 (b)	4,810,000	4,627,220
Southern Co. 3.875% 12/15/25 (b)	6,145,000	6,191,088
		23,270,721
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP:
0% 6/15/24(b)	80,000	74,920
2.5% 6/15/26(b)	70,000	62,930
Ormat Technologies, Inc. 2.5% 7/15/27 (b)	690,000	774,525
Sunnova Energy International, Inc.:
0.25% 12/1/26	80,000	61,200
2.625% 2/15/28(b)	1,380,000	1,096,272
		2,069,847
Multi-Utilities - 0.1%
CMS Energy Corp. 3.375% 5/1/28 (b)	2,580,000	2,561,940

TOTAL UTILITIES		27,902,508

TOTAL CONVERTIBLE BONDS		528,417,164
Nonconvertible Bonds - 0.9%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Gannett Holdings LLC 6% 11/1/26 (b)	4,965,000	4,133,363

CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	3,415,000	3,124,569

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	930,000	957,927
SFL Corp. Ltd. 7.25% 5/12/26 (b)	1,300,000	1,236,690
		2,194,617
FINANCIALS - 0.5%
Banks - 0.1%
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.000% 6.3207% 5/15/77 (c)(d)	4,500,000	3,690,000

Capital Markets - 0.0%
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	750,000	752,997

Financial Services - 0.2%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 6.5484% 12/21/65 (b)(c)(d)	14,050,000	9,185,188

Insurance - 0.2%
MetLife, Inc. 6.4% 12/15/66 (c)	8,000,000	7,883,827
Prudential Financial, Inc.:
3.7% 10/1/50(c)	2,500,000	2,112,176
5.125% 3/1/52(c)	2,350,000	2,107,081
		12,103,084
TOTAL FINANCIALS		25,731,269

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	3,395,000	2,538,066

UTILITIES - 0.2%
Electric Utilities - 0.1%
PPL Capital Funding, Inc. 3 month U.S. LIBOR + 2.660% 7.8279% 3/30/67 (c)(d)	970,000	829,027
Southern Co. 4% 1/15/51 (c)	5,900,000	5,497,207
		6,326,234
Multi-Utilities - 0.1%
CMS Energy Corp.:
3.75% 12/1/50(c)	450,000	340,929
4.75% 6/1/50(c)	3,250,000	2,852,720
Sempra Energy 4.125% 4/1/52 (c)	1,750,000	1,418,637
		4,612,286
TOTAL UTILITIES		10,938,520

TOTAL NONCONVERTIBLE BONDS		48,660,404
TOTAL CORPORATE BONDS (Cost $575,595,316)		577,077,568

Common Stocks - 51.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	1,449,700	22,803,781
Cellnex Telecom SA (b)	67,108	2,719,350
Helios Towers PLC (e)	252,233	282,859
Verizon Communications, Inc.	1,162,019	41,402,737
		67,208,727
Entertainment - 0.1%
Activision Blizzard, Inc.	36,800	2,951,360
Interactive Media & Services - 0.1%
Snap, Inc. Class A (e)	197,900	2,018,580
Media - 1.5%
Comcast Corp. Class A	1,632,012	64,219,672
Gannett Co., Inc. (e)	965,908	2,144,316
Interpublic Group of Companies, Inc.	272,500	10,134,275
		76,498,263
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (e)	187,754	25,769,237
TOTAL COMMUNICATION SERVICES		174,446,167
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.0%
Ford Motor Co.	209,000	2,508,000
Diversified Consumer Services - 0.1%
H&R Block, Inc.	172,100	5,137,185
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	265,778	75,775,966
Super Group SGHC Ltd. (e)	1,547,895	4,504,374
		80,280,340
Specialty Retail - 0.6%
Best Buy Co., Inc.	89,100	6,474,897
Burlington Stores, Inc. (e)	32,500	4,889,950
Dick's Sporting Goods, Inc.	100	12,751
TJX Companies, Inc.	223,700	17,177,923
		28,555,521
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	50,300	3,713,649
TOTAL CONSUMER DISCRETIONARY		120,194,695
CONSUMER STAPLES - 10.5%
Beverages - 4.2%
Diageo PLC	292,038	12,140,764
Keurig Dr. Pepper, Inc.	726,152	22,597,850
PepsiCo, Inc.	456,220	83,191,717
The Coca-Cola Co. (f)	1,591,047	94,921,864
		212,852,195
Consumer Staples Distribution & Retail - 1.6%
Albertsons Companies, Inc.	205,500	4,183,980
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	153,200	7,417,927
BJ's Wholesale Club Holdings, Inc. (e)	71,700	4,492,005
Costco Wholesale Corp.	9,700	4,962,132
Dollar Tree, Inc. (e)	114,100	15,389,808
Metro, Inc.	162,500	8,548,158
Target Corp.	126,500	16,562,645
Walmart, Inc.	134,700	19,783,389
		81,340,044
Food Products - 1.1%
Bunge Ltd.	50,200	4,650,528
Mondelez International, Inc.	567,014	41,624,498
Nestle SA (Reg. S)	75,054	8,896,624
		55,171,650
Household Products - 2.3%
Procter & Gamble Co.	816,260	116,317,023
Personal Care Products - 0.3%
Kenvue, Inc.	229,400	5,755,646
Unilever PLC	150,900	7,550,288
		13,305,934
Tobacco - 1.0%
Altria Group, Inc.	56,400	2,505,288
Philip Morris International, Inc.	538,200	48,443,382
		50,948,670
TOTAL CONSUMER STAPLES		529,935,516
ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc. (e)	37,060	405,807
Noble Corp. PLC (e)	22,670	855,566
Valaris Ltd. (e)	2,680	154,716
Weatherford International PLC (e)	6,130	345,977
		1,762,066
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (e)	30,380	620,056
Canadian Natural Resources Ltd.	121,738	6,558,158
Cheniere Energy, Inc.	27,929	3,903,636
ConocoPhillips Co.	96,988	9,630,908
DHT Holdings, Inc.	1,391,726	10,702,373
Energy Transfer LP	610,576	7,571,142
Enterprise Products Partners LP	266,041	6,738,819
Exxon Mobil Corp.	228,706	23,369,179
Genesis Energy LP	187,607	1,810,408
Hess Corp.	18,000	2,280,060
Imperial Oil Ltd.	357,831	16,242,760
MEG Energy Corp. (e)	5,500	83,098
MPLX LP	49,986	1,666,533
Phillips 66 Co.	104,324	9,557,122
Plains All American Pipeline LP	327,458	4,230,757
Range Resources Corp.	39,740	1,087,684
Scorpio Tankers, Inc.	39,700	1,817,069
Southwestern Energy Co. (e)	32,050	152,879
Targa Resources Corp.	38,881	2,645,852
The Williams Companies, Inc.	64,257	1,841,606
Valero Energy Corp.	87,038	9,316,548
Western Midstream Partners LP	106,899	2,698,131
		124,524,778
TOTAL ENERGY		126,286,844
FINANCIALS - 4.4%
Banks - 1.9%
Bank of America Corp.	783,145	21,763,600
Huntington Bancshares, Inc.	853,352	8,798,059
JPMorgan Chase & Co.	133,800	18,157,998
M&T Bank Corp.	91,957	10,957,596
PNC Financial Services Group, Inc.	224,002	25,946,152
Wells Fargo & Co.	263,512	10,490,413
		96,113,818
Consumer Finance - 0.3%
Capital One Financial Corp.	155,290	16,182,771
Financial Services - 0.1%
Visa, Inc. Class A	27,300	6,034,119
Insurance - 2.1%
American Financial Group, Inc.	75,900	8,521,293
Chubb Ltd.	183,336	34,063,829
Hartford Financial Services Group, Inc.	221,136	15,152,239
Marsh & McLennan Companies, Inc.	33,200	5,749,576
The Travelers Companies, Inc.	235,492	39,854,666
		103,341,603
TOTAL FINANCIALS		221,672,311
HEALTH CARE - 10.8%
Biotechnology - 3.3%
AbbVie, Inc.	607,737	83,843,397
Amgen, Inc.	295,700	65,246,205
BridgeBio Pharma, Inc. (e)	59,200	812,224
Gilead Sciences, Inc.	199,400	15,341,836
		165,243,662
Health Care Equipment & Supplies - 0.1%
GE Healthcare Holding LLC	40,558	3,224,767
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	63,104	30,746,793
Life Sciences Tools & Services - 0.5%
Danaher Corp.	122,870	28,213,409
Pharmaceuticals - 6.3%
AstraZeneca PLC sponsored ADR	444,124	32,456,582
Bristol-Myers Squibb Co.	355,571	22,912,995
Eli Lilly & Co.	118,833	51,034,020
Johnson & Johnson	372,620	57,778,457
Merck & Co., Inc.	858,081	94,740,723
Roche Holding AG (participation certificate)	76,033	24,217,187
Royalty Pharma PLC	185,400	6,069,996
Sanofi SA sponsored ADR	530,300	27,055,906
		316,265,866
TOTAL HEALTH CARE		543,694,497
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc.	57,194	11,517,728
Lockheed Martin Corp.	85,000	37,740,850
Northrop Grumman Corp.	54,102	23,560,880
The Boeing Co. (e)	76,899	15,818,124
		88,637,582
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	291,329	48,651,943
Building Products - 0.3%
Johnson Controls International PLC	285,090	17,019,873
Commercial Services & Supplies - 0.3%
GFL Environmental, Inc.	75,844	2,741,002
Republic Services, Inc.	11,548	1,635,543
Waste Connections, Inc. (United States)	11,568	1,580,767
Waste Management, Inc.	45,500	7,367,360
		13,324,672
Construction & Engineering - 0.0%
Ferrovial SA	16,627	514,517
VINCI SA	3,131	355,824
		870,341
Electrical Equipment - 1.3%
AMETEK, Inc.	41,600	6,034,912
Babcock & Wilcox Enterprises, Inc. (e)	1,420,880	6,820,224
Eaton Corp. PLC	300,503	52,858,478
		65,713,614
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	3,417	260,375
CSX Corp.	18,076	554,391
Uber Technologies, Inc. (e)	82,400	3,125,432
Union Pacific Corp.	2,886	555,613
		4,495,811
Industrial Conglomerates - 0.5%
General Electric Co.	121,675	12,353,663
Hitachi Ltd.	119,800	6,918,434
Siemens AG	43,300	7,125,573
		26,397,670
Machinery - 0.1%
ITT, Inc.	86,400	6,580,224
Marine Transportation - 0.0%
Kirby Corp. (e)	10,880	778,573
Professional Services - 0.2%
KBR, Inc.	83,000	4,898,660
Paychex, Inc.	42,000	4,407,060
		9,305,720
Trading Companies & Distributors - 0.1%
Watsco, Inc. (f)	19,356	6,278,506
Transportation Infrastructure - 0.4%
Aena SME SA (b)	107,920	16,865,002
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR (f)	9,611	1,699,513
Grupo Aeroportuario Norte S.A.B. de CV ADR	10,738	887,496
		19,452,011
TOTAL INDUSTRIALS		307,506,540
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,724,280	85,644,988
IT Services - 0.8%
Accenture PLC Class A	31,002	9,484,132
Amdocs Ltd.	284,939	26,832,706
Capgemini SA	35,000	6,090,592
		42,407,430
Semiconductors & Semiconductor Equipment - 1.1%
NVIDIA Corp.	12,100	4,577,914
NXP Semiconductors NV	111,700	20,005,470
onsemi (e)	17,295	1,445,862
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	280,907	27,694,621
		53,723,867
Software - 1.1%
Everbridge, Inc. (e)	74,300	1,784,686
Gen Digital, Inc.	298,700	5,239,198
LivePerson, Inc. (e)	8,872	32,649
Microsoft Corp.	125,967	41,366,303
Roper Technologies, Inc.	12,200	5,541,484
		53,964,320
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	41,941	7,434,042
FUJIFILM Holdings Corp.	60,100	3,680,842
Samsung Electronics Co. Ltd.	497,213	26,842,949
Seagate Technology Holdings PLC	116,800	7,019,680
		44,977,513
TOTAL INFORMATION TECHNOLOGY		280,718,118
MATERIALS - 1.4%
Chemicals - 0.7%
Linde PLC	90,818	32,118,694
Nutrien Ltd.	71,876	3,786,793
		35,905,487
Containers & Packaging - 0.4%
Ball Corp.	96,600	4,942,056
Crown Holdings, Inc.	204,032	15,553,359
		20,495,415
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	449,600	15,439,264
TOTAL MATERIALS		71,840,166
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	53,384	9,846,145
Crown Castle International Corp.	7,789	881,793
Equinix, Inc.	1,980	1,476,189
Lamar Advertising Co. Class A	125,368	11,268,076
Londonmetric Properity PLC	162,580	364,035
Prologis (REIT), Inc.	7,956	990,920
SBA Communications Corp. Class A	3,028	671,550
Segro PLC	60,238	597,666
		26,096,374
Real Estate Management & Development - 0.0%
Catena AB	3,656	125,597
TOTAL REAL ESTATE		26,221,971
UTILITIES - 3.6%
Electric Utilities - 2.3%
Constellation Energy Corp.	56,402	4,738,896
Exelon Corp.	300,555	11,917,006
Iberdrola SA	232,864	2,843,695
Kansai Electric Power Co., Inc.	108,573	1,243,729
NextEra Energy, Inc.	927,576	68,139,733
ORSTED A/S (b)	11,454	1,002,912
PG&E Corp. (e)	221,000	3,743,740
Southern Co.	45,132	3,147,957
Xcel Energy, Inc.	303,102	19,789,530
		116,567,198
Gas Utilities - 0.0%
Superior Plus Corp.	86,750	614,120
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Partners LP	23,716	719,069
EDP Renovaveis SA	48,952	972,195
RWE AG	40,259	1,683,445
Vistra Corp.	371,800	8,912,046
		12,286,755
Multi-Utilities - 1.0%
Ameren Corp.	206,605	16,749,467
Dominion Energy, Inc.	375,853	18,897,889
National Grid PLC	185,684	2,558,204
WEC Energy Group, Inc.	162,007	14,151,311
		52,356,871
TOTAL UTILITIES		181,824,944
TOTAL COMMON STOCKS (Cost $2,003,950,885)		2,584,341,769

Preferred Stocks - 8.6%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC Series A, 5.50%	16,200	1,580,869

FINANCIALS - 0.4%
Banks - 0.4%
Bank of America Corp. 7.25%	7,012	8,133,920
Wells Fargo & Co. 7.50%	9,545	10,833,575
		18,967,495
Capital Markets - 0.0%
KKR & Co. LP Series C, 6.00%	29,300	1,790,816

TOTAL FINANCIALS		20,758,311

INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Fluor Corp. 6.50%	1,900	2,401,087

Machinery - 0.1%
Chart Industries, Inc.	67,600	3,244,800
RBC Bearings, Inc.	34,600	3,451,700
		6,696,500
TOTAL INDUSTRIALS		9,097,587

UTILITIES - 0.4%
Electric Utilities - 0.3%
American Electric Power Co., Inc. 6.125%	36,200	1,758,111
NextEra Energy, Inc.:
6.219%	72,100	3,449,264
6.296%	130,224	5,909,565
PG&E Corp.	38,200	5,615,400
		16,732,340
Gas Utilities - 0.0%
UGI Corp. 7.125%	800	53,208

Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp. 6.875%	26,800	2,086,112

Multi-Utilities - 0.0%
NiSource, Inc. 7.75%	800	80,744

TOTAL UTILITIES		18,952,404

TOTAL CONVERTIBLE PREFERRED STOCKS		50,389,171
Nonconvertible Preferred Stocks - 7.6%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
4.75%	300,000	6,330,000
5.125%	85,000	1,884,450
5.35%	315,000	7,519,050
5.625%	28,000	700,280
		16,433,780
CONSUMER DISCRETIONARY - 0.1%
Broadline Retail - 0.1%
First Tennessee Bank NA 3 month U.S. LIBOR + 0.850% 3.75% (b)(c)(d)	10,500	7,218,750

Leisure Products - 0.0%
Brunswick Corp. 6.375%	10,000	252,500

TOTAL CONSUMER DISCRETIONARY		7,471,250

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (c)(d)	62,800	1,186,920
Energy Transfer LP Series C, 7.375% (c)(d)	60,000	1,485,000
		2,671,920
FINANCIALS - 5.4%
Banks - 3.5%
Bank of America Corp.:
4.25%	550,000	10,114,500
4.375%	340,200	6,399,162
4.75%	125,000	2,547,500
5.00%	500,000	10,740,000
Series HH, 5.875%	155,744	3,803,268
Series KK, 5.375%	455,400	10,410,444
Series PP, 4.125%	300,000	5,349,000
First Republic Bank 4.50%	245,000	1,495
JPMorgan Chase & Co.:
4.55%	553,400	11,377,904
4.625%	600,000	12,456,000
4.75%	325,000	7,081,750
Series DD, 5.75%	384,100	9,510,316
Series EE, 6.00%	200,000	5,018,000
Series MM, 4.20%	686,400	13,549,536
Truist Financial Corp. 4.75%	300,000	6,027,000
U.S. Bancorp:
4.50%	150,000	2,905,500
Series L, 3.75%	50,000	825,500
Series M, 4.00%	225,000	3,926,250
Wells Fargo & Co.:
4.25%	515,000	8,718,950
4.70%	400,000	7,388,000
5.85%(c)	481,551	11,928,018
6.625%(c)	100,000	2,492,000
Series CC, 4.375%	350,000	6,034,000
Series Y, 5.625%	200,000	4,568,000
Series Z, 4.75%	638,900	12,113,544
		175,285,637
Capital Markets - 0.8%
B. Riley Financial, Inc.:
5.00%	40,551	730,324
6.375%	5,404	116,024
Charles Schwab Corp.:
4.45%	200,000	3,968,000
5.95%	28,000	702,240
Morgan Stanley:
6.875%(c)	232,000	5,844,080
Series E, 7.125%(c)	25,000	631,500
Series I, 6.375%(c)	30,000	741,000
Series K, 5.85%(c)	330,000	7,834,200
Series L, 4.875%	175,000	3,893,978
Series O, 4.50%	455,000	8,503,950
Northern Trust Corp. Series E, 4.70%	90,000	1,859,400
Oaktree Capital Group LLC:
6.55%	80,300	1,783,463
Series A, 6.625%	55,197	1,213,230
State Street Corp.:
Series D, 5.90%(c)	25,000	618,750
Series G, 5.35%(c)	20,000	477,000
Stifel Financial Corp. Series D, 4.50%	90,900	1,419,858
		40,336,997
Financial Services - 0.2%
Apollo Global Management LLC:
6.375%	84,971	2,005,316
Series B, 6.375%	60,000	1,439,400
Carlyle Finance LLC 4.625%	165,000	3,118,500
Equitable Holdings, Inc.:
4.30%	76,000	1,269,200
Series A 5.25%	84,500	1,689,155
		9,521,571
Insurance - 0.9%
Allstate Corp.:
5.10%	512,500	10,900,875
Series I, 4.75%	125,000	2,683,750
Series J, 7.375%(e)	60,500	1,599,015
American Financial Group, Inc. 4.50%	54,000	977,400
Athene Holding Ltd.:
Series A, 6.35%(c)	185,000	3,844,300
Series C, 6.375%(c)	199,500	4,578,525
Series D, 4.875%	340,000	5,610,000
Series E, 7.75%(c)	44,000	1,072,280
MetLife, Inc. Series F 4.75%	150,000	3,109,500
Prudential Financial, Inc. 4.125%	125,000	2,490,000
RenaissanceRe Holdings Ltd. Series G, 4.20%	40,000	713,600
W.R. Berkley Corp.:
4.125%	200,000	3,510,000
4.25%	180,000	3,495,600
5.10%	125,000	2,700,000
		47,284,845
TOTAL FINANCIALS		272,429,050

INDUSTRIALS - 0.2%
Electrical Equipment - 0.2%
Babcock & Wilcox Enterprises, Inc.:
6.50%	92,958	1,943,752
8.125%	329,345	7,854,878
		9,798,630
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Pebblebrook Hotel Trust 6.375%	54,000	972,000
Public Storage:
3.875%	100,000	1,801,000
3.95%	65,000	1,177,150
4.00%	194,000	3,678,240
4.00%	140,000	2,591,400
Series I, 4.875%	50,000	1,120,500
Series J, 4.70%	65,000	1,420,250
Series K, 4.75%	50,000	1,093,000
Series L, 4.625%	180,000	3,884,400
Series M, 4.125%	70,000	1,338,400
Series O, 3.90%	75,000	1,367,250
Series S, 4.10%	75,000	1,432,500
Summit Hotel Properties, Inc.:
Series E, 6.25%	21,400	391,620
Series F, 5.875%	69,598	1,188,734
Sunstone Hotel Investors, Inc. Series H, 6.125%	20,000	395,400
		23,851,844
UTILITIES - 1.0%
Electric Utilities - 0.5%
Brookfield Infrastructure Finance ULC 5.00%	40,000	711,600
Duke Energy Corp. 5.625%	85,000	2,120,750
Entergy Louisiana LLC 4.875%	45,000	1,053,000
Entergy New Orleans LLC 5.50%	42,217	1,022,918
Entergy, Inc.:
4.875%	8,000	180,800
Series A, 5.375%	10,000	239,200
Georgia Power Co. 5.00%	55,000	1,323,300
NextEra Energy Capital Holdings, Inc. 5.65%	115,000	2,866,950
Southern Co.:
4.20%	259,440	5,456,023
5.25%	161,487	3,948,357
Series A, 4.95%	325,000	7,536,750
		26,459,648
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	125,000	2,285,000

Multi-Utilities - 0.4%
Brookfield Infrastructure Partners LP:
5.125%	53,000	970,430
Class A 5.00%	59,100	1,064,391
CMS Energy Corp.:
5.625%	63,258	1,575,124
5.875%	92,330	2,233,463
5.875%	197,943	4,806,056
DTE Energy Co.:
4.375%	85,000	1,788,400
4.375%	100,000	2,135,000
Series E, 5.25%	100,000	2,350,000
NiSource, Inc. 6.50% (c)	25,000	620,000
Sempra Energy 5.75%	195,459	4,790,700
		22,333,564
TOTAL UTILITIES		51,078,212

TOTAL NONCONVERTIBLE PREFERRED STOCKS		383,734,686
TOTAL PREFERRED STOCKS (Cost $487,810,013)		434,123,857

Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (g) (Cost $685,050,592)	5,975,955	708,628,775

Preferred Securities - 11.6%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.3487% (c)(d)(h)	3,535,000	3,170,593
6.75% (c)(h)	500,000	440,617
7.125% (c)(h)	4,000,000	3,375,305
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.2963% (c)(d)(h)(i)	191,000	120,808
		7,107,323
FINANCIALS - 10.8%
Banks - 8.1%
Bank of America Corp.:
4.375% (c)(h)	17,000,000	14,266,514
5.125% (c)(h)	15,500,000	15,158,223
5.2% (c)(h)	24,000,000	24,444,000
5.875% (c)(h)	18,400,000	16,973,125
6.1% (c)(h)	10,720,000	10,587,049
6.125% (c)(h)	16,000,000	15,706,236
6.25% (c)(h)	17,090,000	17,026,354
6.3% (c)(h)	8,000,000	8,153,674
6.5% (c)(h)	11,000,000	11,074,228
Citigroup, Inc.:
3.875% (c)(h)	10,000,000	8,340,742
5% (c)(h)	4,550,000	4,249,556
5.95% (c)(h)	11,750,000	11,066,985
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 2.580% 7.8791% (c)(d)(h)	2,700,000	2,674,518
3.65% (c)(h)	18,500,000	16,490,808
4% (c)(h)	11,000,000	9,999,302
4.6% (c)(h)	24,390,000	22,894,438
5% (c)(h)	19,885,000	19,355,657
6% (c)(h)	12,000,000	12,173,874
6.1% (c)(h)	21,000,000	20,884,022
6.125% (c)(h)	2,000,000	1,976,941
6.75% (c)(h)	15,250,000	15,610,292
8.5491% (c)(d)(h)	11,265,000	11,404,255
PNC Financial Services Group, Inc.:
3 month U.S. LIBOR + 3.670% 8.9771% (c)(d)(h)	1,750,000	1,759,204
3.4% (c)(h)	12,000,000	9,056,478
5% (c)(h)	5,580,000	4,785,880
6% (c)(h)	6,100,000	5,483,067
6.2% (c)(h)	2,600,000	2,437,542
6.25% (c)(h)	7,135,000	6,544,876
Truist Financial Corp.:
3 month U.S. LIBOR + 3.100% 7.9683% (c)(d)(h)	3,000,000	2,924,294
4.8% (c)(h)	6,000,000	5,082,000
4.95% (c)(h)	6,250,000	5,951,562
5.1% (c)(h)	6,850,000	6,115,338
U.S. Bancorp:
3.7% (c)(h)	7,000,000	5,138,026
5.3% (c)(h)	1,500,000	1,224,774
Wells Fargo & Co.:
3.9% (c)(h)	29,400,000	25,997,429
5.875% (c)(h)	15,000,000	15,222,981
5.9% (c)(h)	20,700,000	20,979,052
		409,213,296
Capital Markets - 2.0%
Bank of New York Mellon Corp.:
3.7% (c)(h)	6,725,000	5,929,570
3.75% (c)(h)	8,500,000	6,953,330
4.625% (c)(h)	8,100,000	7,202,881
4.7% (c)(h)	5,015,000	4,957,645
Charles Schwab Corp.:
4% (c)(h)	16,800,000	13,896,960
4% (c)(h)	20,515,000	15,637,559
5% (c)(h)	3,670,000	3,156,934
5.375% (c)(h)	14,875,000	14,498,774
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 5.7299% (c)(d)(h)	4,694,000	3,610,632
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 8.2109% (c)(d)(h)	5,455,000	5,372,781
3.65% (c)(h)	2,250,000	1,802,682
4.125% (c)(h)	5,400,000	4,403,480
Morgan Stanley:
3 month U.S. LIBOR + 3.160% 8.0263% (c)(d)(h)	1,000,000	1,005,125
5.875% (c)(h)	2,770,000	2,674,386
Northern Trust Corp. 4.6% (c)(h)	4,100,000	3,649,593
State Street Corp.:
3 month U.S. LIBOR + 3.590% 8.4633% (c)(d)(h)	583,000	590,815
5.625% (c)(h)	6,915,000	6,386,428
		101,729,575
Consumer Finance - 0.4%
Ally Financial, Inc.:
4.7% (c)(h)	7,885,000	5,596,546
4.7% (c)(h)	4,915,000	3,214,392
American Express Co. 3.55% (c)(h)	12,250,000	10,132,021
		18,942,959
Financial Services - 0.1%
Equitable Holdings, Inc. 4.95% (c)(h)	1,250,000	1,157,308
Insurance - 0.2%
Allianz SE 3.2% (b)(c)(h)	3,000,000	2,188,383
MetLife, Inc. 3.85% (c)(h)	9,500,000	8,897,711
		11,086,094
TOTAL FINANCIALS		542,129,232
UTILITIES - 0.7%
Electric Utilities - 0.3%
Duke Energy Corp. 4.875% (c)(h)	8,058,000	7,826,597
Edison International:
5% (c)(h)	4,500,000	3,899,860
5.375% (c)(h)	4,250,000	3,768,869
		15,495,326
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.:
7% (b)(c)(h)	3,495,000	3,187,117
8% (b)(c)(h)	4,490,000	4,224,355
		7,411,472
Multi-Utilities - 0.2%
Dominion Energy, Inc.:
4.35% (c)(h)	1,935,000	1,641,047
4.65% (c)(h)	2,050,000	1,812,403
Sempra Energy 4.875% (c)(h)	8,000,000	7,605,386
		11,058,836
TOTAL UTILITIES		33,965,634
TOTAL PREFERRED SECURITIES (Cost $633,236,940)		583,202,189

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (j)	143,901,847	143,930,627
Fidelity Securities Lending Cash Central Fund 5.14% (j)(k)	5,686,281	5,686,850
TOTAL MONEY MARKET FUNDS (Cost $149,616,895)		149,617,477

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,535,260,641)	5,036,991,635
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,697,420
NET ASSETS - 100.0%	5,038,689,055

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,301,497 or 4.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	55,844,907	596,443,163	508,357,443	3,283,375	-	-	143,930,627	0.4%
Fidelity Real Estate Equity Central Fund	760,734,658	40,215,035	68,847,645	9,566,570	609,065	(24,082,338)	708,628,775	77.7%
Fidelity Securities Lending Cash Central Fund 5.14%	22,365,575	48,213,018	64,891,743	13,724	-	-	5,686,850	0.0%
Total	838,945,140	684,871,216	642,096,831	12,863,669	609,065	(24,082,338)	858,246,252

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	190,879,947	190,879,947	-	-
Consumer Discretionary	129,246,814	120,447,195	8,799,619	-
Consumer Staples	529,935,516	501,347,840	28,587,676	-
Energy	128,958,764	128,958,764	-	-
Financials	514,859,672	494,101,361	20,758,311	-
Health Care	543,694,497	519,477,310	24,217,187	-
Industrials	326,402,757	310,179,597	16,223,160	-
Information Technology	280,718,118	280,718,118	-	-
Materials	71,840,166	71,840,166	-	-
Real Estate	50,073,815	50,073,815	-	-
Utilities	251,855,560	227,501,257	24,354,303	-

Corporate Bonds	577,077,568	-	577,077,568	-

Equity Funds	708,628,775	708,628,775	-	-

Preferred Securities	583,202,189	-	583,202,189	-

Money Market Funds	149,617,477	149,617,477	-	-
Total Investments in Securities:	5,036,991,635	3,753,771,622	1,283,220,013	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		May 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,508,359) - See accompanying schedule:
Unaffiliated issuers (cost $3,700,593,154)	$4,178,745,383
Fidelity Central Funds (cost $834,667,487)	858,246,252

Total Investment in Securities (cost $4,535,260,641)		$5,036,991,635
Foreign currency held at value (cost $103,834)		104,152
Receivable for investments sold		2,649,170
Receivable for fund shares sold		2,071,541
Dividends receivable		9,274,203
Interest receivable		2,662,644
Distributions receivable from Fidelity Central Funds		683,214
Prepaid expenses		892
Other receivables		14,603
Total assets		5,054,452,054
Liabilities
Payable to custodian bank	$2,212,374
Payable for investments purchased	263,276
Payable for fund shares redeemed	4,126,929
Accrued management fee	2,241,318
Distribution and service plan fees payable	446,005
Other affiliated payables	744,312
Other payables and accrued expenses	41,935
Collateral on securities loaned	5,686,850
Total Liabilities		15,762,999
Net Assets		$5,038,689,055
Net Assets consist of:
Paid in capital		$4,477,251,397
Total accumulated earnings (loss)		561,437,658
Net Assets		$5,038,689,055

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($855,745,894 ÷ 56,283,364 shares) (a)		$15.20
Maximum offering price per share (100/94.25 of $15.20)		$16.13
Class M :
Net Asset Value and redemption price per share ($289,982,316 ÷ 19,084,503 shares) (a)		$15.19
Maximum offering price per share (100/96.50 of $15.19)		$15.74
Class C :
Net Asset Value and offering price per share ($166,600,270 ÷ 11,002,963 shares) (a)		$15.14
Strategic Dividend and Income :
Net Asset Value , offering price and redemption price per share ($2,893,152,159 ÷ 188,598,985 shares)		$15.34
Class I :
Net Asset Value , offering price and redemption price per share ($616,697,885 ÷ 40,348,752 shares)		$15.28
Class Z :
Net Asset Value , offering price and redemption price per share ($216,510,531 ÷ 14,165,097 shares)		$15.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended May 31, 2023 (Unaudited)
Investment Income
Dividends		$68,461,062
Interest		9,926,497
Income from Fidelity Central Funds (including $13,724 from security lending)		12,863,669
Total Income		91,251,228
Expenses
Management fee	$13,731,458
Transfer agent fees	3,845,649
Distribution and service plan fees	2,750,477
Accounting fees	652,869
Custodian fees and expenses	28,446
Independent trustees' fees and expenses	9,206
Registration fees	69,862
Audit	34,407
Legal	4,606
Miscellaneous	14,197
Total expenses before reductions	21,141,177
Expense reductions	(123,301)
Total expenses after reductions		21,017,876
Net Investment income (loss)		70,233,352
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	51,704,553
Fidelity Central Funds	609,065
Foreign currency transactions	34,614
Total net realized gain (loss)		52,348,232
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(248,156,307)
Fidelity Central Funds	(24,082,338)
Assets and liabilities in foreign currencies	914
Total change in net unrealized appreciation (depreciation)		(272,237,731)
Net gain (loss)		(219,889,499)
Net increase (decrease) in net assets resulting from operations		$(149,656,147)
Statement of Changes in Net Assets

	Six months ended May 31, 2023 (Unaudited)	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,233,352	$123,021,605
Net realized gain (loss)	52,348,232	101,278,009
Change in net unrealized appreciation (depreciation)	(272,237,731)	(344,378,889)
Net increase (decrease) in net assets resulting from operations	(149,656,147)	(120,079,275)
Distributions to shareholders	(151,431,150)	(480,453,095)
Share transactions - net increase (decrease)	5,062,854	175,514,024
Total increase (decrease) in net assets	(296,024,443)	(425,018,346)

Net Assets
Beginning of period	5,334,713,498	5,759,731,844
End of period	$5,038,689,055	$5,334,713,498

Financial Highlights
Fidelity Advisor® Strategic Dividend & Income® Fund Class A

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.12	$17.88	$16.11	$15.77	$15.18	$15.92
Income from Investment Operations
Net investment income (loss) A,B	.20	.34	.25	.33	.34	.40
Net realized and unrealized gain (loss)	(.67)	(.64)	2.39	1.01	1.23	(.02)
Total from investment operations	(.47)	(.30)	2.64	1.34	1.57	.38
Distributions from net investment income	(.20)	(.36)	(.38)	(.30)	(.33)	(.38) C
Distributions from net realized gain	(.24)	(1.10)	(.49)	(.70)	(.65)	(.73) C
Total distributions	(.45) D	(1.46)	(.87)	(1.00)	(.98)	(1.12) D
Net asset value, end of period	$15.20	$16.12	$17.88	$16.11	$15.77	$15.18
Total Return E,F,G	(2.95)%	(2.09)%	16.99%	9.04%	11.44%	2.50%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.98% J	.97%	.97%	.99%	1.00%	1.00%
Expenses net of fee waivers, if any	.98% J	.97%	.97%	.99%	1.00%	1.00%
Expenses net of all reductions	.98% J	.97%	.97%	.99%	1.00%	1.00%
Net investment income (loss)	2.52% J	2.07%	1.45%	2.20%	2.28%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$855,746	$880,711	$867,690	$666,152	$661,327	$559,334
Portfolio turnover rate K	23% J	29%	37%	55%	58%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Dividend & Income® Fund Class M

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.11	$17.86	$16.10	$15.76	$15.17	$15.90
Income from Investment Operations
Net investment income (loss) A,B	.18	.30	.21	.29	.30	.36
Net realized and unrealized gain (loss)	(.67)	(.63)	2.38	1.01	1.23	(.01)
Total from investment operations	(.49)	(.33)	2.59	1.30	1.53	.35
Distributions from net investment income	(.19)	(.32)	(.34)	(.26)	(.29)	(.35) C
Distributions from net realized gain	(.24)	(1.10)	(.49)	(.70)	(.65)	(.73) C
Total distributions	(.43)	(1.42)	(.83)	(.96)	(.94)	(1.08)
Net asset value, end of period	$15.19	$16.11	$17.86	$16.10	$15.76	$15.17
Total Return D,E,F	(3.07)%	(2.29)%	16.65%	8.77%	11.16%	2.31%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.23% I	1.22%	1.22%	1.24%	1.25%	1.25%
Expenses net of fee waivers, if any	1.22% I	1.21%	1.22%	1.24%	1.25%	1.25%
Expenses net of all reductions	1.22% I	1.21%	1.22%	1.23%	1.25%	1.25%
Net investment income (loss)	2.28% I	1.82%	1.21%	1.96%	2.04%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$289,982	$307,028	$316,442	$275,209	$275,564	$247,182
Portfolio turnover rate J	23% I	29%	37%	55%	58%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Dividend & Income® Fund Class C

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.05	$17.80	$16.03	$15.69	$15.10	$15.83
Income from Investment Operations
Net investment income (loss) A,B	.14	.21	.12	.21	.23	.28
Net realized and unrealized gain (loss)	(.66)	(.63)	2.38	1.01	1.22	(.01)
Total from investment operations	(.52)	(.42)	2.50	1.22	1.45	.27
Distributions from net investment income	(.14)	(.23)	(.24)	(.19)	(.21)	(.26) C
Distributions from net realized gain	(.24)	(1.10)	(.49)	(.70)	(.65)	(.73) C
Total distributions	(.39) D	(1.33)	(.73)	(.88) D	(.86)	(1.00) D
Net asset value, end of period	$15.14	$16.05	$17.80	$16.03	$15.69	$15.10
Total Return E,F,G	(3.27)%	(2.85)%	16.12%	8.22%	10.61%	1.76%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.74% J	1.73%	1.73%	1.75%	1.75%	1.76%
Expenses net of fee waivers, if any	1.73% J	1.72%	1.73%	1.74%	1.75%	1.76%
Expenses net of all reductions	1.73% J	1.72%	1.73%	1.74%	1.75%	1.75%
Net investment income (loss)	1.76% J	1.31%	.70%	1.45%	1.53%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$166,600	$192,698	$233,431	$278,672	$316,896	$349,003
Portfolio turnover rate K	23% J	29%	37%	55%	58%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Strategic Dividend & Income® Fund

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.26	$18.02	$16.23	$15.88	$15.27	$16.01
Income from Investment Operations
Net investment income (loss) A,B	.22	.39	.31	.37	.39	.44
Net realized and unrealized gain (loss)	(.67)	(.64)	2.40	1.02	1.24	(.02)
Total from investment operations	(.45)	(.25)	2.71	1.39	1.63	.42
Distributions from net investment income	(.23)	(.41)	(.43)	(.34)	(.37)	(.43) C
Distributions from net realized gain	(.24)	(1.10)	(.49)	(.70)	(.65)	(.73) C
Total distributions	(.47)	(1.51)	(.92)	(1.04)	(1.02)	(1.16)
Net asset value, end of period	$15.34	$16.26	$18.02	$16.23	$15.88	$15.27
Total Return D,E	(2.78)%	(1.79)%	17.30%	9.35%	11.81%	2.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.68%	.68%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.69% H	.68%	.68%	.70%	.71%	.71%
Expenses net of all reductions	.69% H	.68%	.68%	.70%	.71%	.71%
Net investment income (loss)	2.81% H	2.35%	1.74%	2.49%	2.57%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$2,893,152	$3,093,655	$3,514,906	$2,751,272	$3,142,639	$2,903,986
Portfolio turnover rate I	23% H	29%	37%	55%	58%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Dividend & Income® Fund Class I

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.20	$17.96	$16.18	$15.84	$15.23	$15.97
Income from Investment Operations
Net investment income (loss) A,B	.22	.38	.30	.36	.38	.44
Net realized and unrealized gain (loss)	(.67)	(.64)	2.39	1.02	1.24	(.02)
Total from investment operations	(.45)	(.26)	2.69	1.38	1.62	.42
Distributions from net investment income	(.22)	(.40)	(.42)	(.34)	(.36)	(.42) C
Distributions from net realized gain	(.24)	(1.10)	(.49)	(.70)	(.65)	(.73) C
Total distributions	(.47) D	(1.50)	(.91)	(1.04)	(1.01)	(1.16) D
Net asset value, end of period	$15.28	$16.20	$17.96	$16.18	$15.84	$15.23
Total Return E,F	(2.81)%	(1.83)%	17.25%	9.28%	11.82%	2.76%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.73% I	.72%	.72%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.72% I	.71%	.72%	.73%	.74%	.74%
Expenses net of all reductions	.72% I	.71%	.72%	.73%	.74%	.74%
Net investment income (loss)	2.77% I	2.32%	1.71%	2.46%	2.54%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$616,698	$658,828	$647,384	$537,336	$545,366	$510,226
Portfolio turnover rate J	23% I	29%	37%	55%	58%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Strategic Dividend & Income® Fund Class Z

	Six months ended (Unaudited) May 31, 2023	Years ended November 30, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$16.20	$17.96	$16.18	$15.84	$15.24	$15.61
Income from Investment Operations
Net investment income (loss) B,C	.23	.40	.32	.38	.40	.09
Net realized and unrealized gain (loss)	(.67)	(.63)	2.39	1.01	1.23	(.33)
Total from investment operations	(.44)	(.23)	2.71	1.39	1.63	(.24)
Distributions from net investment income	(.23)	(.43)	(.45)	(.36)	(.38)	(.13)
Distributions from net realized gain	(.24)	(1.10)	(.49)	(.70)	(.65)	-
Total distributions	(.48) D	(1.53)	(.93) D	(1.05) D	(1.03)	(.13)
Net asset value, end of period	$15.28	$16.20	$17.96	$16.18	$15.84	$15.24
Total Return E,F	(2.74)%	(1.70)%	17.40%	9.43%	11.90%	(1.57)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I	.59%	.59%	.61%	.61%	.64% I
Expenses net of fee waivers, if any	.59% I	.59%	.59%	.61%	.61%	.64% I
Expenses net of all reductions	.59% I	.59%	.59%	.60%	.61%	.64% I
Net investment income (loss)	2.90% I	2.44%	1.83%	2.59%	2.67%	3.57% I
Supplemental Data
Net assets, end of period (000 omitted)	$216,511	$201,793	$179,880	$140,035	$127,236	$28,937
Portfolio turnover rate J	23% I	29%	37%	55%	58%	49%

A For the period October 2, 2018 (commencement of sale of shares) through November 30, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2023

1. Organization.
Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, certain conversion ratio adjustments, equity-debt classifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$826,477,256
Gross unrealized depreciation	(319,701,666)
Net unrealized appreciation (depreciation)	$506,775,590
Tax cost	$4,530,216,045

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Dividend & Income Fund	592,443,592	762,986,898
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,095,260	$27,864
Class M	.25%	.25%	748,568	5,812
Class C	.75%	.25%	906,649	113,821
			$2,750,477	$147,497

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$382,933
Class M	21,572
Class C A	28,534
$433,039

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$753,329.17
Class M	250,422.17
Class C	161,358.18
Strategic Dividend and Income	2,088,798.14
Class I	546,255.17
Class Z	45,487.04
	$3,845,649

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Strategic Dividend & Income Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Strategic Dividend & Income Fund	$6,779

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Strategic Dividend & Income Fund	18,928,051	16,557,693	403,007

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Strategic Dividend & Income Fund	$5,132
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Strategic Dividend & Income Fund	$1,430	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,725. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$262

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $120,314.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Strategic Dividend & Income Fund
Distributions to shareholders
Class A	$ 24,647,498	$72,202,464
Class M	8,109,316	25,377,341
Class C	4,595,609	17,010,211
Strategic Dividend and Income	88,967,159	295,135,635
Class I	18,945,635	55,066,224
Class Z	6,165,933	15,661,220
Total	$151,431,150	$480,453,095

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2023	Year ended November 30, 2022	Six months ended May 31, 2023	Year ended November 30, 2022
Fidelity Strategic Dividend & Income Fund
Class A
Shares sold	4,427,252	10,081,326	$68,953,904	$164,058,637
Reinvestment of distributions	1,558,175	4,058,438	23,854,389	69,727,289
Shares redeemed	(4,335,853)	(8,044,178)	(67,409,800)	(130,331,995)
Net increase (decrease)	1,649,574	6,095,586	$25,398,493	$103,453,931
Class M
Shares sold	1,170,609	3,113,421	$18,196,987	$50,838,746
Reinvestment of distributions	525,946	1,464,957	8,049,714	25,222,648
Shares redeemed	(1,669,949)	(3,235,260)	(25,970,254)	(52,624,168)
Net increase (decrease)	26,606	1,343,118	$276,447	$23,437,226
Class C
Shares sold	835,549	2,261,446	$13,006,396	$35,899,272
Reinvestment of distributions	297,326	973,185	4,532,635	16,810,796
Shares redeemed	(2,133,232)	(4,347,545)	(33,039,891)	(70,449,733)
Net increase (decrease)	(1,000,357)	(1,112,914)	$(15,500,860)	$(17,739,665)
Strategic Dividend and Income
Shares sold	8,736,256	25,593,096	$137,482,247	$424,950,121
Reinvestment of distributions	5,042,938	15,197,698	77,874,977	263,170,340
Shares redeemed	(15,438,952)	(45,583,592)	(242,199,733)	(740,701,916)
Net increase (decrease)	(1,659,758)	(4,792,798)	$(26,842,509)	$(52,581,455)
Class I
Shares sold	3,892,579	10,953,297	$60,975,282	$178,585,864
Reinvestment of distributions	1,157,909	2,974,947	17,813,182	51,236,574
Shares redeemed	(5,362,586)	(9,312,946)	(83,946,833)	(150,909,140)
Net increase (decrease)	(312,098)	4,615,298	$(5,158,369)	$78,913,298
Class Z
Shares sold	2,706,244	3,911,746	$42,475,313	$63,430,176
Reinvestment of distributions	344,365	761,387	5,298,852	13,074,796
Shares redeemed	(1,339,051)	(2,233,150)	(20,884,513)	(36,474,283)
Net increase (decrease)	1,711,558	2,439,983	$26,889,652	$40,030,689

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023
Fidelity® Strategic Dividend & Income® Fund
Class A	.98%
Actual		$ 1,000	$ 970.50	$ 4.81
Hypothetical- B		$ 1,000	$ 1,020.04	$ 4.94
Class M	1.22%
Actual		$ 1,000	$ 969.30	$ 5.99
Hypothetical- B		$ 1,000	$ 1,018.85	$ 6.14
Class C	1.73%
Actual		$ 1,000	$ 967.30	$ 8.49
Hypothetical- B		$ 1,000	$ 1,016.31	$ 8.70
Fidelity® Strategic Dividend & Income® Fund	.69%
Actual		$ 1,000	$ 972.20	$ 3.39
Hypothetical- B		$ 1,000	$ 1,021.49	$ 3.48
Class I	.72%
Actual		$ 1,000	$ 971.90	$ 3.54
Hypothetical- B		$ 1,000	$ 1,021.34	$ 3.63
Class Z	.59%
Actual		$ 1,000	$ 972.60	$ 2.90
Hypothetical- B		$ 1,000	$ 1,021.99	$ 2.97

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.802376.119
SDI-SANN-0723

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 20, 2023